UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

                                GS Mortgage-Backed Securities Trust 2024-PJ3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

                                          Manju Madhavan, (212) 902-5268
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March  13, 2024

GS Mortgage Securities Corp.
(Depositor)

By:      /s/ Manju Madhavan
Name: Manju Madhavan
Title:   President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 – Executive Summary
Schedule 2 – ASF Report
Schedule 3 – Standard Exception Report
Schedule 4 – Complete Exception Report
Schedule 5 – Valuation Report
Schedule 6 – Data Compare Report
Schedule 7 – Grades Report
Schedule 8 – Supplemental Report

99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Report
Schedule 5 – Supplemental Data
Schedule 6 – ASF Report
Schedule 7 – Data Compare

99.3	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC
Schedule 1– Executive Summary
Schedule 2 – ASF Report
Schedule 3 – ATR QM Data Report
Schedule 4 – Tape Compare Report
Schedule 5 – Rating Agency Grades Report
Schedule 6 – Valuation Report
Schedule 7 – Exceptions Report
Schedule 8 – Mortgage Properties Data Report
Schedule 9 – Data Report

99.4	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners LLC

Schedule 1 - Executive Narrative
Schedule 2 - ASF Report
Schedule 3 - Supplemental Data
Schedule 4 - Rating Agency Grades Detail Report
Schedule 5 - Rating Agency Grades Summary Report
Schedule 6 - Valuation Report
Schedule 7 - ATR OR QM Report
Schedule 8 - Data Compare Report
99.5	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Due Diligence Narrative Report
Schedule 2 - ASF Report
Schedule 3 - Conditions Report
Schedule 4 - Loan Level Tape Compare
Schedule 5 - Rating Agency ATR QM Report
Schedule 6 - Valuations Summary
Schedule 7 - Waived Conditions
Schedule 8 - Non ATR QM Report
Schedule 9 - Standard Upload

99.6	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC
Schedule 1 – Executive Summary
Schedule 2 – ASF Report
Schedule 3 – Data Integrity
Schedule 4 – Standard Exception Report
Schedule 5 - Supplemental Exception Report
Schedule 6 – Valuation Securitization Report
Schedule 7 – Rating Agency Report